SHARE-BASED PAYMENTS - Summary of acquisition date fair value of each share-based award is estimated (Details) - Camelot Award	12 Months Ended
Dec. 31, 2021 ¥ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free rate	0.21%
Expected volatility range	50.56%
Exercise multiple	2.20
Fair market value per ordinary share as at valuation dates	¥ 23.00